Intellectual property (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual property
	For the year ended
	December 31,	December 31,
	2019	2018
Intellectual property acquired	$25,271,000	$25,271,000
Accumulated amortization	(7,300,933)	(5,616,200)
	17,970,067	19,654,800